Current and long-term debt - CSSC Shipping Lease Financing (Details) $ in Thousands		1 Months Ended
	Sep. 01, 2017 USD ($) vessel	Sep. 30, 2017 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 2,910,315	$ 2,767,193
CSSC Lease Financing [Member]
Disclosure of detailed information about borrowings [line items]
Periodic payment per vessel	$ 200
Minimum ratio for fair value of vessels	125.00%
Repayments		$ 10,900
Sale leaseback, option to purchase period		4 years
Borrowings			$ 251,800	$ 270,000
CSSC Lease Financing [Member] | London Interbank Offered Rate (LIBOR) [Member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	4.60%
Vessels [member] | LR2 [Member] | NPTI September Closing [Member] | STI Gallantry, STI Nautilus, STI Guard, STI Guide, STI Goal, STI Gauntlet, STI Gladiator, STI Gratitude [Member] | CSSC Lease Financing [Member]
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | vessel	8
Borrowings, bareboat charter term	10 years